Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

The Company’s operations consist of one operating segment and reportable segment, reflecting the manner in which operations are managed and the criteria used by the chief operating decision maker (“CODM”), the Company’s Executive Chairman and Chief Executive Officer, collectively, to evaluate performance, develop strategy, and allocate resources.

AleAnna’s principal products include conventional natural gas produced from onshore exploration and development and RNG derived from animal and agricultural waste. The Company has not yet generated revenue from its conventional natural gas activities and has only recently begun deriving revenue from sales of electricity related to its RNG business.

While the Company has recently acquired three RNG assets, these assets are still in the early stages of development which may include expansion and installation of upgrading units to refine biomethane into renewable natural gas (rather than conversion to electricity). These assets have not generated significant revenues or incurred material expenses. As of, and for the period ending December 31, 2024, the Company’s CODM was primarily focused on capital investing decisions, strategy, and forward-looking investment economics. While the CODM monitors cash reserves and overall enterprise liquidity, extensive review and analysis of the Company’s performance and loss statements is not performed beyond review of the consolidated financial statements. As such, the CODM continues to assess the financial performance of the Company as a single enterprise on a consolidated basis, without distinguishing between conventional natural gas and RNG operations. Given the Company has not generated significant revenue or profits and is focused on development activities, the CODM does not utilize a specific measure of profit or loss to assess performance. The CODM does not monitor specific expense categories separately. The financial information reviewed by the CODM is consistent with the audited consolidated balance sheets and statements of operations and cash flows included herein.

All of the Company’s primary operating activities and assets remain located in Italy. The Company will continue to assess the need for including multiple reportable segments as the business evolves.